BANK BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
BANK BORROWINGS
Short term borrowings	$ 18,201	$ 5,482
Long term borrowings	1,865
Total	$ 20,066	$ 5,482